LHA Market State™ U.S. Tactical ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Security Description	Value
		EXCHANGE-TRADED FUNDS - 74.5% (a)
78,353		VictoryShares US 500 Volatility Wtd ETF (b)	3,322,559
		TOTAL EXCHANGE-TRADED FUNDS (Cost $3,837,272)	$3,322,559

		SHORT-TERM INVESTMENTS - 0.2%
		Money Market Funds - 0.2%
3,762		First American Government Obligations Fund, Class X, 0.43% (c)	3,762
3,762		First American Treasury Obligations Fund, Class X, 0.32% (c)	3,762
		TOTAL SHORT-TERM INVESTMENTS (Cost $7,524)	7,524
		TOTAL INVESTMENTS - 74.7% (Cost $3,844,796)	3,330,083
		OTHER ASSETS IN EXCESS OF LIABILITIES - 25.3%	1,126,007
		NET ASSETS - 100.0%	$4,456,090

	Percentages are stated as a percentage of net assets.

	(a)
To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

	(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(c)	Annualized seven-day yield as of March 31, 2020.

	SCHEDULE OF OPEN FUTURES CONTRACTS
	March 31, 2020 (Unaudited)
Number of Short Contracts	Description	Expiration Month	Notional Value	Unrealized Depreciation
27	S&P500 E-Mini Future	June 2020	$ (3,469,095)	$(68,929)

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,322,559	$-	$-	$3,322,559
Short-Term Investments	7,524	-	-	7,524
Total Investments in Securities	$3,330,083	$-	$-	$3,330,083

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities (a)
Futures Contracts	$(68,929)	$-	$-	$(68,929)

(a) Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation).

For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.